As filed with the U.S. Securities and Exchange Commission on March 27, 2020

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 109	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 109

Legg Mason Partners Variable Equity Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (877) 721-1926

Name and address of agent for service:	Copy to:

Robert I. Frenkel Legg Mason Partners Variable Equity Trust 100 First Stamford Place Stamford, Connecticut 06902	Roger P. Joseph, Esq. Morgan, Lewis & Bockius LLP One Federal Street Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 14, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 109 is being filed pursuant to Rule 485(b)(2)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate April 14, 2020 as the new effective date for Post-Effective Amendment No. 108 filed pursuant to Rule 485(a) under the Securities Act on January 15, 2020.

This Amendment relates solely to Legg Mason/QS Aggressive Model Portfolio, Legg Mason/QS Moderately Aggressive Model Portfolio, Legg Mason/QS Moderate Model Portfolio, Legg Mason/QS Moderately Conservative Model Portfolio and Legg Mason/QS Conservative Model Portfolio. This Amendment does not supersede or amend any disclosure in the Registrant’s registration statement relating to any other series of the Registrant.

Legg Mason Partners Variable Equity Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Contents of Registration Statement

Part A – Prospectus

The Prospectus of the Funds is incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on January 20, 2020 (“PEA 108”).

Part B – Statement of Additional Information

The Statement of Additional Information of the Fund is incorporated by reference to PEA 108.

Part C – Other Information

Signatures

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

Part C

OTHER INFORMATION

Item 28.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 333-91278 and 811-21128).

(a)	(1)	The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post-Effective Amendment No. 11 as filed on April 27, 2007 (“Post-Effective Amendment No. 11”).

	(2)	The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44 as filed on August 31, 2011 (“Post-Effective Amendment No. 44”).

	(3)	Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 25, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12 as filed on September 7, 2007 (“Post-Effective Amendment No. 12”).

	(4)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of November 12, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 as filed on November 13, 2009 (“Post-Effective Amendment No. 26”).

	(5)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 26.

	(6)	Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 26.

	(7)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 23, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44.

	(8)	Amended and Restated Designation of Classes effective as of August 23, 2011 is incorporated herein by reference to Post-Effective Amendment No. 44.

	(9)	Amended and Restated Designation of Series effective as of January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61 as filed on February 7, 2014 (“Post- Effective Amendment No. 61”).

	(10)	Amended and Restated Designation of Classes effective as of January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61.

	(11)	Amended and Restated Designation of Series effective as of January 17, 2014 is incorporated herein by reference to Post-Effective Amendment No. 61.

	(12)	Amended and Restated Designation of Classes effective as of January 17, 2014 is incorporated herein by reference to Post-Effective Amendment No. 61.

	(13)	Amended and Restated Designation of Series effective as of May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 73 as filed on September 9, 2014 (Post- Effective Amendment No. 73”).

	(14)	Amended and Restated Designation of Classes effective as of May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 73.

	(15)	Amended and Restated Designation of Series effective as of February 3, 2015 is incorporated herein by reference to Post-Effective Amendment No. 75 as filed on February 13, 2015 (“Post- Effective Amendment No. 75”).

	(16)	Amended and Restated Designation of Classes effective as of February 3, 2015 is incorporated herein by reference to Post-Effective Amendment No. 75.

	(17)	Amended and Restated Designation of Series effective as of February 18, 2015 is incorporated herein by reference to Post-Effective Amendment No. 78 as filed on April 20, 2015 (“Post-Effective Amendment No. 78”).

	(18)	Amended and Restated Designation of Classes effective as of February 18, 2015 is incorporated herein by reference to Post-Effective Amendment No. 78.

	(19)	Amended and Restated Designation of Series dated February 2, 2016 is incorporated herein by reference to Post-Effective Amendment No. 88 as filed on April 20, 2016 (“Post-Effective Amendment No. 88”).

	(20)	Amended and Restated Designation of Classes dated February 2, 2016 is incorporated herein by reference to Post-Effective Amendment No. 88.

	(21)	Amended and Restated Designation of Series dated March 3, 2016 is incorporated herein by reference to Post-Effective Amendment No. 88.

	(22)	Amended and Restated Designation of Classes dated March 3, 2016 is incorporated herein by reference to Post-Effective Amendment No. 88.

	(23)	Amended and Restated Designation of Classes dated February 1, 2017 is incorporated herein by reference to Post-Effective Amendment No. 94 as filed on February 7, 2017 (“Post-Effective Amendment No. 94”).

(b)	(1)	The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post Effective Amendment No. 11.

	(2)	The Registrant’s Amended and Restated By-Laws dated August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 44.

(c) Instruments defining rights of security holders with respect to Legg Mason Partners Variable Equity Trust are contained in the Amended and Restated Declaration of Trust and By-Laws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d)	(1)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Aggressive Growth Portfolio, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

	(2)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Appreciation Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

	(3)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Dividend Strategy Portfolio (formerly known as ClearBridge Variable Equity Income Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

	(4)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Large Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(5)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Large Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(6)	Form of Management Agreement between the Registrant, on behalf of QS Variable Conservative Growth (formerly known as Legg Mason Variable Lifestyle Allocation 50%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(7)	Form of Amended Management Agreement between the Registrant, on behalf of QS Variable Conservative Growth (formerly known as Legg Mason Variable Lifestyle Allocation 50%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17 as filed on April 4, 2008 (“Post-Effective Amendment No. 17”).

(8)	Form of Management Agreement between the Registrant, on behalf of QS Variable Moderate Growth (formerly known as Legg Mason Variable Lifestyle Allocation 70%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(9)	Form of Amended Management Agreement between the Registrant, on behalf of QS Variable Moderate Growth (formerly known as Legg Mason Variable Lifestyle Allocation 70%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(10)	Form of Management Agreement between the Registrant, on behalf of QS Variable Growth (formerly known as Legg Mason Variable Lifestyle Allocation 85%), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(11)	Form of Amended Management Agreement between the Registrant, on behalf of QS Variable Growth (formerly known as Legg Mason Variable Lifestyle Allocation 85%), and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(12)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Mid Cap Portfolio (formerly known as ClearBridge Variable Mid Cap Core Portfolio), and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(13)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Variable Small Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(14)	Form of Management Agreement between the Registrant, on behalf of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio), and LMPFA, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45 as filed on November 14, 2011 (“Post-Effective Amendment No. 45”).

(15)	Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (formerly, ClearBridge Advisors, LLC) (“ClearBridge”), regarding ClearBridge Variable Aggressive Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(16)

Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Appreciation Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(17)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Dividend Strategy Portfolio (formerly known as ClearBridge Variable Equity Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(18)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(19)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(20)	Form of Subadvisory Agreement between LMPFA and QS Investors, LLC (formerly known as Legg Mason Global Asset Allocation, LLC) (“QS”), regarding QS Variable Conservative Growth (formerly known as Legg Mason Variable Lifestyle Allocation 50%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(21)	Form of Subadvisory Agreement between LMPFA and QS, regarding QS Variable Moderate Growth (formerly known as Legg Mason Variable Lifestyle Allocation 70%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(22)	Form of Subadvisory Agreement between LMPFA and QS, regarding QS Variable Growth (formerly known as Legg Mason Variable Lifestyle Allocation 85%), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(23)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Mid Cap Portfolio (formerly known as ClearBridge Variable Mid Cap Core Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(24)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Small Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(25)	Form of Subadvisory Agreement between LMPFA and Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“WAM”), regarding ClearBridge Variable Aggressive Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(26)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Appreciation Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(27)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Dividend Strategy Portfolio (formerly known as ClearBridge Variable Equity Income Portfolio), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(28)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Large Cap Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(29)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Large Cap Value Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(30)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Mid Cap Portfolio (formerly known as ClearBridge Variable Mid Cap Core Portfolio), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(31)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Variable Small Cap Growth Portfolio, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

(32)	Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Variable Conservative Growth (formerly known as Legg Mason Variable Lifestyle Allocation 50%), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

	(33)	Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Variable Moderate Growth (formerly known as Legg Mason Variable Lifestyle Allocation 70%), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

	(34)	Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Variable Growth (formerly known as Legg Mason Variable Lifestyle Allocation 85%), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 44.

	(35)	Form of Subadvisory Agreement between LMPFA and QS, regarding QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio), dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45.

	(36)	Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio), dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 45.

	(37)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Aggressive Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

	(38)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Appreciation Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

	(39)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Dividend Strategy Portfolio (formerly known as ClearBridge Variable Equity Income Portfolio), dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

	(40)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

	(41)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Large Cap Value Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

	(42)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Mid Cap Portfolio (formerly known as ClearBridge Variable Mid Cap Core Portfolio), dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

	(43)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Variable Small Cap Growth Portfolio, dated November 18, 2012, is incorporated herein by reference to Post-Effective Amendment No. 55.

(e)	(1)	Form of Distribution Agreement dated December 1, 2008 between Registrant and Legg Mason Investor Services, LLC (“LMIS”), is incorporated herein by reference to Post-Effective Amendment No. 23 as filed on February 13, 2009 (“Post-Effective Amendment No. 23”).

	(2)	Appendix A, amended and restated as of September 9, 2014, to the Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 73.

	(3)	Appendix A, amended and restated as of June 1, 2015, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 88.

	(4)	Appendix A, amended and restated as of July 22, 2016, to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 94.

(f)	(1)	Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6 as filed on January 26, 2007 (“Post-Effective Amendment No. 6”).

	(2)	Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.

	(3)	Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.

	(4)	Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.

	(5)	Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.

(g)	(1)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

	(2)	Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

	(3)	Form of Letter Agreement amending the Custodian Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 45.

	(4)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 73.

	(5)	Custodian Services Agreement with State Street, dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 75.

	(6)	Fund Accounting Services Agreement with State Street, dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 75.

	(7)	Custodian Agreement with The Bank of New York Mellon, dated January 1, 2018, is incorporated by reference to Post-Effective Amendment No. 405 of Legg Mason Partners Equity Trust as filed with the SEC on January 26, 2018.

	(8)	Fund Accounting Agreement with The Bank of New York Mellon, dated January 1, 2018, is incorporated by reference to Post-Effective Amendment No. 405 of Legg Mason Partners Equity Trust as filed with the SEC on January 26, 2018.

(h)	(1)	Transfer Agency and Services Agreement, between each series of the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is incorporated herein by reference to Post-Effective Amendment No. 73.

	(2)	Amendment No. 1 to Transfer Agency and Services Agreement dated September 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 78.

	(3)	License Agreement between Citigroup, Inc. and Registrant, dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 5.

	(4)	Form of License Agreement between Legg Mason Properties, Inc. and Registrant, dated April 6, 2006, is incorporated herein by reference to Post-Effective Amendment No. 5.

	(5)	Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding ClearBridge Variable Equity Income Portfolio (formerly known as Legg Mason Partners Variable Capital and Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

	(6)	Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding ClearBridge Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

	(7)	Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding QS Variable Growth (formerly known as Legg Mason Variable Lifestyle Allocation 85%), QS Variable Moderate Growth (formerly known as Legg Mason Variable Lifestyle Allocation 70%) and QS Variable Conservative Growth (formerly known as Legg Mason Variable Lifestyle Allocation 50%) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on April 4, 2008.

	(8)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on April 25, 2011.

	(9)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees regarding QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 45.

	(10)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 63 as filed on April 21, 2014 (“Post-Effective Amendment No. 63”).

	(11)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 78.

	(12)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 88.

	(13)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 96 as filed on April 19, 2017.

	(14)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 102 as filed on April 16, 2018 (“Post-Effective Amendment No. 102”).

	(15)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 106 as filed on April 15, 2019 (“Post-Effective Amendment No. 106”).

(i)	(1)	Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

	(2)	Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

	(3)	Opinion and Consent of Bingham McCutchen LLP regarding the legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 11.

	(4)	Opinion and Consent of Venable LLP as to legality of the series of shares being registered regarding QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly known as Legg Mason Dynamic Multi-Strategy VIT Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 44.

	(5)	Opinion and Consent of Venable LLP as to legality of Class II shares of each of QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth is incorporated herein by reference to Post-Effective Amendment No. 98 as filed on April 19, 2017.

(j) Reserved.

(k) Not Applicable.

(l) Not Applicable.

(m)	(1)	Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of ClearBridge Variable Aggressive Growth Portfolio; ClearBridge Variable Appreciation Portfolio; ClearBridge Variable Dividend Strategy Portfolio (formerly known as ClearBridge Variable Equity Income Portfolio); ClearBridge Variable Large Value Portfolio (formerly known as Legg Mason ClearBridge Variable Investors Portfolio); ClearBridge Variable Large Cap Growth Portfolio; QS Variable Growth (formerly known as Legg Mason Variable Lifestyle Allocation 85%); QS Variable Moderate Growth (formerly known as Legg Mason Variable Lifestyle Allocation 70%); QS Variable Conservative Growth (formerly known as Legg Mason Variable Lifestyle Allocation 50%); ClearBridge Variable Mid Cap Portfolio (formerly known as ClearBridge Variable Mid Cap Core Portfolio); and ClearBridge Variable Small Cap Growth Portfolio, dated February 8, 2007, is incorporated by reference to Post-Effective Amendment No. 13 filed on November 13, 2007.

	(2)	Appendix A, as amended and restated as of September 9, 2014, to the Shareholder Services and Distribution Plan is incorporated by reference to Post-Effective Amendment No. 73.

	(3)	Appendix A, as amended and restated as of June 1, 2015, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 88.

	(4)	Appendix A, as amended and restated as of July 22, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 94.

	(5)	Appendix A, as amended and restated as of February 1, 2017, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 94.

(n) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 12.

(o)	(1)	Power of Attorney dated November 3, 2011 is incorporated herein by reference to Post-Effective Amendment No. 45.

	(2)	Power of Attorney dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 55.

	(3)	Power of Attorney dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 61.

	(4)	Power of Attorney dated February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 63.

	(5)	Power of Attorney, effective as of April 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 63.

	(6)	Power of Attorney, effective as of February 3, 2015, is incorporated herein by reference to Post-Effective Amendment No. 73.

	(7)	Power of Attorney dated June 1, 2015 is incorporated herein by reference to Post-Effective Amendment No. 88.

	(8)	Powers of Attorney dated February 2, 2016 are incorporated herein by reference to Post-Effective Amendment No. 88.

	(9)	Powers of Attorney dated February 1, 2017 are incorporated herein by reference to Post-Effective Amendment No. 94.

	(10)	Powers of Attorney dated February 13, 2018 are incorporated herein by reference to Post-Effective Amendment No. 102.

	(11)	Powers of Attorney dated February 2019 are incorporated herein by reference to Post-Effective Amendment No. 106.

(p)	(1)	Code of Ethics of the Independent Trustees of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 88. All Access Persons of each fund are subject to a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act. All Access Persons of the funds other than the Independent Trustees of the Registrant are subject to the provisions of other codes of ethics that have been adopted by LMPFA, LMIS, WAM and QS (see exhibits (p)(2),(p)(4) and (p)(9)) and approved by the Board of Trustees of the Registrant in accordance with the requirements of Rule 17j-1 under the 1940 Act.

	(2)	Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA and LMIS), is incorporated herein by reference to Post-Effective Amendment No. 44.

	(3)	Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 73.

	(4)	Code of Ethics of WAM is incorporated herein by reference to Post-Effective Amendment No. 63.

	(5)	Code of Ethics of QS Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 88.

Item 29. Persons Controlled by or under Common Control with the Registrant

None

Item 30. Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•

to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust requires that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of

1940, as amended. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements provide that the manager or subadvisor, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements further provide that the manager or the subadvisor, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect with the manager or the subadvisor, as applicable, against any liability to the Fund to which the manager or subadvisor, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements.

Item 31. Business and Other Connections of Investment Advisers

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”) and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). During the last two fiscal years, the directors and officers of LMPFA have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason, other Legg Mason subsidiaries and/or other Legg Mason sponsored investment companies. The names and titles of the officers and directors of LMPFA are listed in Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-66785). LMPFA is located at 620 Eighth Avenue, New York, New York 10018.

ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge is a direct wholly-owned subsidiary of Legg Mason and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of ClearBridge have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason, other Legg Mason subsidiaries and/or other Legg Mason sponsored investment companies. The names and titles of the officers and directors of ClearBridge are listed in Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-64710). ClearBridge is located at 620 Eighth Avenue, New York, New York 10018.

QS Investors, LLC (“QS Investors”)

QS Investors is a direct wholly-owned subsidiary of Legg Mason and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of QS Investors have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason, other Legg Mason subsidiaries and/or other Legg Mason sponsored investment companies. The names and titles of the officers and directors of QS Investors are listed in Schedules A and D of Form ADV filed by QS Investors pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-70974). QS Investors is located at 880 Third Avenue, New York, New York 10022

Western Asset Management Company, LLC (“Western Asset”)

Western Asset is a direct wholly-owned subsidiary of Legg Mason and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Western Asset have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason, other Legg Mason subsidiaries and/or other Legg Mason sponsored investment companies. The names and titles of the officers and directors of Western Asset are listed in Schedules A and D of Form ADV filed by Western Asset pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-8162). Western Asset is located at 385 E. Colorado Blvd, Pasadena, CA 91101.

Item 32. Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is also a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Global Asset Management Trust, Western Asset Funds, Inc. and Legg Mason ETF Investment Trust.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICES WITH UNDERWRITER – LMIS	POSITIONS AND OFFICES WITH REGISTRANT
Frances Cashman	Co Managing Director/Manager	None

Kenneth Cieprisz 620 Eighth Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Jacqueline Diehm	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

James Lavan 620 Eighth Avenue, 49th Floor New York, NY 10018	Co Managing Director	None

Sean Mackley	Co Managing Director	None

*	All Addresses are 100 International Drive, Baltimore, MD 21202, unless otherwise indicated.

(c) Not applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant:

Legg Mason Partners Variable Equity Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Advisers:

Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

QS Investors, LLC

880 Third Avenue

New York, NY 10022

Western Asset Management Company, LLC

385 East Colorado Boulevard

Pasadena, CA 91101

With respect to the Registrant’s Custodian:

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

With respect to the Registrant’s Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

With respect to the Registrant’s Distributor:

Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 27th day of March, 2020.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of its series:

Legg Mason/QS Aggressive Model Portfolio

Legg Mason/QS Conservative Model Portfolio

Legg Mason/QS Moderate Model Portfolio

Legg Mason/QS Moderately Aggressive Model Portfolio

Legg Mason/QS Moderately Conservative Model Portfolio

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 27th day of March, 2020.

Signature	Title

/s/ Jane E. Trust	President, Chief Executive Officer and Trustee
Jane E. Trust

/s/ Christopher Berarducci	Treasurer and Principal Financial Officer
Christopher Berarducci

/s/ Paul R. Ades*	Trustee
Paul R. Ades

/s/ Andrew L. Breech*	Trustee
Andrew L. Breech

/s/ Dwight B. Crane*	Trustee
Dwight B. Crane

/s/ Althea Duersten*	Trustee
Althea Duersten

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Susan Heilbron*	Trustee
Susan Heilbron

/s/ Frank Hubbard*	Trustee
Frank Hubbard

/s/ Howard Johnson*	Trustee
Howard Johnson

/s/ Jerome H. Miller*	Trustee
Jerome H. Miller

/s/ Kenneth Miller*	Trustee
Kenneth Miller

/s/ Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Jane E. Trust
Jane E. Trust, as Agent

*	Attorney in Fact, pursuant to Power of Attorney.